SHORT-TERM NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2013
Total note purchase agreements	$ 330,000
Promissory note exchanged for preferred shares	275,000
Preferred shares issued in exchange for promissory note	378,125
Warrants issued in exchange for promissory note	503,284
Convertible Notes Payable [Member]
Interest rate	10.00%
Exchange rate	110.00%
Interest	6,024
Note issuance expenses	$ 15,000